SCHEDULE OF KEY MANAGEMENT PERSONNEL COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,477	$ 1,689
Share-based payments	930	670
Key management personnel compensation	$ 2,407	$ 2,359